Nature of operations and going concern (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended			45 Months Ended
	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Apr. 06, 2010
Nature Of Operations And Going Concern [Abstract]
Net loss	$ (108,759)	$ (8,290,689)	$ (2,400,363)	$ (1,333,011)	$ (12,132,822)
Accumulated deficit		15,864,506	3,842,133		15,864,506
Cash and cash equivalents	$ 24,375	$ 4,136,803	$ 17,782	$ 15,018	$ 4,136,803